Trade receivables - Trade receivables from closely monitored countries (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables [Line Items]
Gross trade receivables	$ 1,551	$ 1,429
Provisions for doubtful trade receivables	(55)	(68)	$ (48)	$ (54)
Greece, Italy, Portugal, Spain, Brazil, Russia, Turkey, Saudi Arabia, and Argentina
Trade Receivables [Line Items]
Gross trade receivables	252	211
Provisions for doubtful trade receivables	(11)	(15)
Past due for more than one year
Trade Receivables [Line Items]
Gross trade receivables	42	49
Provisions for doubtful trade receivables	(36)	(43)
Past due for more than one year | Greece, Italy, Portugal, Spain, Brazil, Russia, Turkey, Saudi Arabia, and Argentina
Trade Receivables [Line Items]
Gross trade receivables	$ 10	$ 14